FINANCIAL INSTRUMENTS - Financial instruments per category (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS
Financial assets	R$ 4,834,178	R$ 1,750,841
Financial liabilities	18,988,870	17,339,894
Financial income (expenses) from assets	372,602	744,831
Financial income (expenses) from liabilities	(1,881,816)	(2,634,626)
Financial liability at fair value through profit or loss
FINANCIAL INSTRUMENTS
Financial liabilities		5,245
Financial income (expenses) from liabilities	(20,636)	(17,484)
Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	18,988,870	17,334,649
Financial income (expenses) from liabilities	(1,861,180)	(2,617,142)
Financial asset at amortised cost
FINANCIAL INSTRUMENTS
Financial assets	1,178,383
Financial income (expenses) from assets	279,843
Loans and receivables
FINANCIAL INSTRUMENTS
Financial assets		1,257,954
Financial income (expenses) from assets		629,750
Financial asset at fair value through profit or loss
FINANCIAL INSTRUMENTS
Financial assets	3,652,949	459,470
Financial income (expenses) from assets	92,759	115,081
Financial assets at fair value through other comprehensive income
FINANCIAL INSTRUMENTS
Financial assets	2,846	33,417
Loans and Financing
FINANCIAL INSTRUMENTS
Financial liabilities	13,138,823	13,367,841
Loans and Financing | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	13,138,823	13,367,841
Debentures
FINANCIAL INSTRUMENTS
Financial liabilities	2,911,044	1,538,873
Debentures | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	2,911,044	1,538,873
Related parties
FINANCIAL INSTRUMENTS
Financial liabilities		1,350
Related parties | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities		1,350
Obligation with FIDC
FINANCIAL INSTRUMENTS
Financial liabilities	1,018,501	938,526
Obligation with FIDC | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	1,018,501	938,526
Lease liabilities (current liability)
FINANCIAL INSTRUMENTS
Financial liabilities	202,536
Lease liabilities (current liability) | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	202,536
Other current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	666,858	988,967
Other current liabilities | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	666,858	988,967
Lease liabilities (non-current liability)
FINANCIAL INSTRUMENTS
Financial liabilities	601,733
Lease liabilities (non-current liability) | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	601,733
Other non-current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	449,375	499,092
Other non-current liabilities | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	449,375	499,092
Unrealized losses on financial instruments - Derivative instruments
FINANCIAL INSTRUMENTS
Financial liabilities		5,245
Unrealized losses on financial instruments - Derivative instruments | Financial liability at fair value through profit or loss
FINANCIAL INSTRUMENTS
Financial liabilities		5,245
Short-term investments
FINANCIAL INSTRUMENTS
Financial assets	3,652,949	459,470
Short-term investments | Financial asset at fair value through profit or loss
FINANCIAL INSTRUMENTS
Financial assets	3,652,949	459,470
Unrealized gains on financial instruments - Derivative instruments
FINANCIAL INSTRUMENTS
Financial assets	2,846	33,417
Unrealized gains on financial instruments - Derivative instruments | Financial assets at fair value through other comprehensive income
FINANCIAL INSTRUMENTS
Financial assets	2,846	33,417
Related parties
FINANCIAL INSTRUMENTS
Financial assets	95,445	27,939
Financial liabilities		1,350
Related parties | Financial asset at amortised cost
FINANCIAL INSTRUMENTS
Financial assets	95,445
Related parties | Loans and receivables
FINANCIAL INSTRUMENTS
Financial assets		27,939
Other current assets
FINANCIAL INSTRUMENTS
Financial assets	618,769	780,423
Other current assets | Financial asset at amortised cost
FINANCIAL INSTRUMENTS
Financial assets	618,769
Other current assets | Loans and receivables
FINANCIAL INSTRUMENTS
Financial assets		780,423
Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	464,169	449,592
Other non-current assets | Financial asset at amortised cost
FINANCIAL INSTRUMENTS
Financial assets	R$ 464,169
Other non-current assets | Loans and receivables
FINANCIAL INSTRUMENTS
Financial assets		R$ 449,592